PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Revenues	$ 50,015	$ 80,481	$ 158,333
Gross profit	42,106	68,214	140,534
General and administrative expenses	81,958	77,509	99,911
Other income (loss)	4,633	103	5,040
Operating loss	(205,919)	(39,975)	(10,836)
Foreign exchange gain (loss)	126	1,222	2,667
Interest income	5,958	6,854	11,925
Interest expense	(8,081)	(10,765)	(16,679)
Investment income, net	2,100	523	34,253
Loss before income taxes	(207,085)	(39,790)	3,920
Income tax expenses	27,364	(35,772)	(23,504)
Net loss	(179,721)	(75,562)	(19,584)
Other comprehensive income (loss)
Foreign currency translation adjustments	(27,872)	(47,413)	34,089
Loss on intra-entity foreign transactions of long-term investment nature	(505)	(2,794)	756
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
General and administrative expenses	1,664	2,257	8,347
Other income (loss)	(8,010)
Operating loss	(9,674)	(2,257)	(8,347)
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	(157,843)	(69,947)	(6,291)
Foreign exchange gain (loss)	(12)	264	2,814
Interest income	1,117	484	22
Interest expense	(4,264)	(4,932)	(7,452)
Change in fair value of securities	(9,045)	826	(19,142)
Investment income, net			18,812
Loss before income taxes	(179,721)	(75,562)	(19,584)
Net loss	(179,721)	(75,562)	(19,584)
Other comprehensive income (loss)
Foreign currency translation adjustments	(27,872)	(47,413)	34,089
Loss on intra-entity foreign transactions of long-term investment nature	(505)	(2,794)	756
Other comprehensive income (loss)	(28,377)	(50,207)	34,845
Total comprehensive income (loss)	$ (208,098)	$ (125,769)	$ 15,261